BANK BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2025
BANK BORROWINGS
Schedule of bank borrowings

	2025	2024

Short-term bank borrowings	596,550	1,049,058
Debt securities	—	576,666
Other financial liabilities	—	576,783

	596,550	2,202,507

Schedule of repayment of the bank borrowings

	2025	2024

To be paid within 1 year	596,550	1,049,058

	596,550	1,049,058

Schedule of movement in asset backed secured borrowings

	2025	2024

Beginning of the period - 1 January	576,783	—
Addition	554,763	1,427,293
Change in Interest accrual	79,645	70,196
Payments	(1,123,326)	(835,444)
Monetary gain	(87,865)	(85,262)
31 December	—	576,783

Schedule of movement of debt securities

	2025	2024

Beginning of the period - 1 January	576,666	—
Issued securities	196,229	600,965
Change in interest accrual	105,364	60,945
Payments	(732,598)	—
Monetary gain	(145,661)	(85,244)
31 December	—	576,666